Key Management Personnel - Summary of Key Management Personnel (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 13,979,139	$ 14,081,625	$ 12,564,637
Post-employment benefits	634,363	744,951	1,172,727
Share-based payments	11,165,439	11,601,866	13,514,588
Total	$ 25,778,941	$ 26,428,442	$ 27,251,952